Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions

4	Party-in-Interest Transactions
As of December 31, 2025, the Trustee and the Company are parties-in-interest with respect to the Plan. The Plan’s investments are held by the Trustee, and some of the investment funds available to Participants include investment funds under a self-directed brokerage account and money market funds managed by the Trustee. Transactions between the Plan and the Trustee are exempt from being considered as "prohibited transactions" under ERISA Section 408(b). The Plan had no prohibited transactions with parties-in-interest during 2025 and 2024.
Transactions involving Common Stock qualify as party-in-interest transactions that are exempt from the prohibited transaction rules under ERISA. At December 31, 2025 and 2024, the Plan held 2,355,182 and 2,707,945 shares of Common Stock, respectively, with a cost basis of approximately $63.0 million and $68.4 million, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income on shares of Common Stock of $3.9 million and $4.4 million, respectively.